As filed with the U.S. Securities and Exchange Commission on January 7, 2021

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 767	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 769	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Morgan Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Ryan Louvar WisdomTree Asset Management, Inc. 245 Park Avenue, 35th Floor New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On January 19, 2021 pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 767 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until January 19, 2021 the effectiveness of Post-Effective Amendment No. 743 (“PEA No. 743”), which was filed with the Commission via EDGAR Accession No. 0001193125-20-213684 on August 7, 2020, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No.  743 by means of this filing, Parts A, B and C of PEA No. 743 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectus for the WisdomTree U.S. Target Floor Strategy Fund is incorporated herein by reference to Part A of PEA No. 743.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree U.S. Target Floor Strategy Fund is incorporated herein by reference to Part B of PEA No. 743.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 743.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 767 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 7th day of January, 2021.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 767 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg*	President (Principal Executive Officer) and Trustee	January 7, 2021
Jonathan Steinberg

/s/ David Castano*	Treasurer (Principal Financial and Accounting Officer)	January 7, 2021
David Castano

/s/ David Chrencik*	Trustee	January 7, 2021
David Chrencik

/s/ Joel Goldberg*	Trustee	January 7, 2021
Joel Goldberg

/s/ Toni Massaro*	Trustee	January 7, 2021
Toni Massaro

/s/ Melinda Raso Kirstein*	Trustee	January 7, 2021
Melinda Raso Kirstein

/s/ Victor Ugolyn*	Trustee	January 7, 2021
Victor Ugolyn

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)